SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Convenience translation, Employee defined contribution plan (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) $ / ¥	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Convenience translation rate (USD to RMB) | $ / ¥	7.2993
Defined contribution plan cost | ¥	¥ 238,577	¥ 198,459	¥ 179,859